Stockholders' Equity (Details) - $ / shares	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity (Details) [Line Items]
Class A common stock outstanding		28,851,640
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Class A Common Stock
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	380,000,000	380,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Shares issued	34,500,000	34,500,000
Shares outstanding	29,573,195
Class A common stock outstanding	4,926,805	5,648,360
Common stock, shares outstanding		28,851,640
Common Stock, Shares, Issued	4,926,805	5,648,360
Class B Common Stock
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	20,000,000	20,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Shares issued		8,625,000
Class A common stock outstanding	8,625,000	8,625,000
Common stock, shares outstanding		8,625,000
Common Stock, Shares, Issued	8,625,000	8,625,000